Stock-Based Compensation Plans - Stock Appreciation Rights Award Activity (Details) (Stock Appreciation Rights (SARs), USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2011 Y	Sep. 30, 2010 Y	Sep. 30, 2009 Y
Stock settled
Stock Appreciation Rights
Intrinsic value of stock-settled SARs exercised		$ 100,000	$ 0
Stock-Settled Stock Appreciation Rights [Roll Forward]
Outstanding at September 30, 2010		185,000
Granted		0
Exercised		(9,500)
Forfeited		(13,000)
Expired		0
Outstanding at September 30, 2011	185,000	162,500	185,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at September 30, 2010		$ 59.61
Granted		$ 0
Excercised		$ 58.33
Forfeited		$ 63.05
Expired		$ 0
Outstanding at September 30, 2011	$ 59.61	$ 59.41	$ 59.61
Weighted average remaining contractual term, outstanding balance		8.04
Aggregate intrinsic value, outstanding balance		2,800,000
Vested and Expected to Vest [Abstract]
Stock-settled stock appreciation rights, vested and expected to vest		158,216
Stock-settled stock appreciation rights, exercisable		14,491
Weighted average exercise price, vested and expected to vest		$ 59.42
Weighted average exercise price, exercisable		$ 66.07
Weighted average remaining contractual term, vested and expected to vest		8.03
Weighted average remaining contractual term, exercisable		6.99
Aggregate intrinsic value, vested and expected to vest		2,700,000
Aggregate intrinsic value, exercisable		200,000
Cash settled
Cash-Settled Stock Appreciation Rights [Abstract]
Granted	22,500
Exercise price of grants	$ 57.45		$ 57.45
Forfeitures		2,000
Vested and exercised		1,500
Vested and exercised value		100,000
Outstanding		19,000
Expected to vest		17,893
Remaining contractual period		9.0
Aggregate intrinsic value		$ 400,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term		5.0	6.0	6.0
Expected stock price volatility		30.00%	30.60%	30.00%
Risk-free interest rate		0.96%	2.22%	2.79%
Expected dividends		0.00%	0.00%	0.00%
Fair value (per right)	$ 19.31	$ 30.27	$ 19.31	$ 22.25